UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices)    (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code:    516-390-5555

Date of fiscal year end:    November 30

Date of reporting period:    August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | August 31, 2017 (Unaudited)

	Shares	Market Value
Master Limited Partnerships – Common Stocks 83.38%
Oil & Gas Equipment & Services 2.81%
Archrock Partners LP	119,426	$1,636,136
Hess Midstream Partners LP	212,138	4,467,626
USA Compression Partners LP	810,804	12,794,487

		18,898,249
Oil & Gas Refining, Marketing & Transportation 0.74%
AmeriGas Partners LP	115,220	4,999,396
Oil & Gas Storage & Transportation 79.83%
American Midstream Partners LP	250,929	3,299,716
Andeavor Logistics LP	299,970	14,923,508
Antero Midstream Partners LP	758,484	25,614,005
Blueknight Energy Partners LP	222,955	1,281,991
Boardwalk Pipeline Partners LP	779,800	11,782,778
Buckeye Partners LP	205,420	11,747,970
Cheniere Energy Partners LP	643,761	17,819,304
Cone Midstream Partners LP	786,353	13,706,133
DCP Midstream LP	332,650	10,681,392
Dominion Energy Midstream Partners LP	732,781	20,994,176
Dynagas LNG Partners LP	37,500	526,500
Enable Midstream Partners LP	679,508	10,117,874
Enbridge Energy Partners LP	157,073	2,392,222
Energy Transfer Partners LP	1,148,065	21,824,716
EnLink Midstream Partners LP	818,452	13,283,476
Enterprise Products Partners LP	917,974	23,931,582
EQT GP Holdings LP	67,189	1,916,230
EQT Midstream Partners LP	142,215	10,860,960
Genesis Energy LP	366,942	9,797,351
Global Partners LP	110,797	1,916,788
Golar LNG Partners LP	550,952	12,109,925
Holly Energy Partners LP	453,775	14,811,216
Magellan Midstream Partners LP	312,165	21,036,799
MPLX LP	646,143	22,175,628
NGL Energy Partners LP	171,968	1,539,114
Noble Midstream Partners LP	331,030	15,945,715
NuStar Energy LP	210,701	8,531,283
Phillips 66 Partners LP	485,039	23,175,163
Plains All American Pipeline LP	310,149	6,717,827
Rice Midstream Partners LP	998,034	20,709,205
Shell Midstream Partners LP	772,143	21,365,197
Spectra Energy Partners LP	481,804	21,358,371
Sprague Resources LP	220,282	5,672,262
Summit Midstream Partners LP	356,358	7,501,336
Sunoco LP	213,729	6,691,855
Tallgrass Energy GP LP	66,878	1,797,681

Tallgrass Energy Partners LP	268,582	12,695,871
TC PipeLines LP	205,169	10,795,993
Teekay LNG Partners LP	368,456	6,263,752
Valero Energy Partners LP	424,190	18,473,475
Western Gas Equity Partners LP	189,373	7,675,288
Western Gas Partners LP	386,739	19,754,628
Williams Partners LP	552,867	21,782,960

		536,999,216
Total Master Limited Partnerships – Common Stocks (Cost $563,615,719)		560,896,861

Common Stocks 14.89%
Integrated Oil & Gas 1.40%
Exxon Mobil Corp.	68,315	5,214,484
Occidental Petroleum Corp.	70,050	4,181,985

		9,396,469
Oil & Gas Equipment & Services 0.04%
Archrock, Inc.	28,000	285,600
Oil & Gas Exploration & Production 1.22%
Parsley Energy, Inc. *	328,650	8,232,683
Oil & Gas Refining & Marketing 2.52%
Andeavor	83,081	8,320,562
Marathon Petroleum Corp.	51,050	2,677,573
Valero Energy Corp.	86,964	5,922,248

		16,920,383
Oil & Gas Refining, Marketing & Transportation 1.74%
Phillips 66	71,187	5,966,182
UGI Corp.	116,300	5,746,383

		11,712,565
Oil & Gas Storage & Transportation 7.60%
Enbridge, Inc.	210,839	8,431,452
Golar LNG Ltd.	203,822	4,418,861
Kinder Morgan, Inc.	712,472	13,772,084
ONEOK, Inc.	171,045	9,263,797
SemGroup Corp., Class A	99,959	2,568,946
Targa Resources Corp.	245,300	10,933,021
TransCanada Corp.	34,850	1,770,380

		51,158,541
Real Estate Investment Trusts 0.37%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	106,301	2,466,183
Total Common Stocks (Cost $98,424,875)		100,172,424

Money Market 3.25%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.90% (a)	21,813,609	21,813,609
Total Money Market (Cost $21,813,609)		21,813,609
Total Investments – 101.52% (Cost $683,854,203)		682,882,894
Liabilities in Excess of Other Assets – (1.52)%		(10,199,819)

NET ASSETS – 100.00%		$672,683,075

(a) Rate disclosed is the seven day effective yield as of August 31, 2017.

* Non-income producing security.

At August 31, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$61,006,267
Gross unrealized depreciation	(47,214,246)

Net unrealized appreciation	$13,792,021

Aggregate cost of securities for income tax purposes	$669,090,873

See accompanying notes which are an integral part of this schedule of investments

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

AUGUST 31, 2017 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less may be valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

AUGUST 31, 2017 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2017 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Master Limited Partnerships	$560,896,861	$—	$—	$560,896,861
Common Stocks	100,172,424	—	—	100,172,424
Money Market	21,813,609	—	—	21,813,609

Total Investment Securities	$682,882,894	$—	$—	$682,882,894

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2017 based on input levels assigned at November 30, 2016.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	10/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	10/23/2017

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	10/24/2017